Company Information - Non-dilutive financing (Details) € in Thousands	1 Months Ended				12 Months Ended
	May 31, 2020 EUR (€)	May 31, 2020 EUR (€)	May 31, 2020 EUR (€) loan	May 31, 2020 EUR (€) agreement	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loan obtained					€ 30,209	€ 9,979
Financing from a syndicate of French banks
Disclosure of detailed information about borrowings [line items]
Loan obtained		€ 10,000
Notional amount	€ 10,000	€ 10,000	€ 10,000	€ 10,000
Number of loans obtained guaranteed by the french state			3	3
Extension of term of debt	4 years					4 years